Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 3,824	€ 4,593
Defined benefit expenses	85	8
Current year service cost	43	59	€ 63
Interest expense	45	37	59
Remeasurements of the defined benefit obligations:
Past service cost	(3)	(88)	1
Contributions paid	(38)	(164)
Benefits paid	(134)	(125)
Net exchange differences	36	45
Other	1	(32)
Transfer to disposal groups	(2,462)
Ending Balance	409	3,824	4,593
Defined benefit plans [member]
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(904)	(501)
Commissions and expenses [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	8,541	9,059
Current year service cost	43	59
Interest expense	158	131
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(3)	(59)
- Actuarial gains and losses arising from changes in financial assumptions	(2,420)	(299)
Past service cost	(3)	(88)
Benefits paid	(529)	(455)
Amounts paid in respect of settlements		(140)
Net exchange differences	164	364
Other	1	(32)
Transfer to disposal groups	(2,462)
Ending Balance	3,491	8,541	9,059
Commissions and expenses [member] | Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	4,717	4,466
Interest expense	114	94
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(1,518)	144
Contributions by employer	38	164
Benefits paid	(395)	(330)
Amounts paid in respect of settlements		(140)
Net exchange differences	127	319
Ending Balance	3,083	4,717	4,466
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,547	4,318
Defined benefit expenses	68	(8)
Current year service cost	32	48	52
Interest expense	38	32	52
Remeasurements of the defined benefit obligations:
Past service cost	(3)	(88)	1
Remeasurements of defined benefit plans	(837)	(487)
Contributions paid	(38)	(164)
Benefits paid	(117)	(110)
Net exchange differences	21	29
Other	1	(32)
Transfer to disposal groups	(2,421)
Ending Balance	225	3,547	4,318
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	277	275
Defined benefit expenses	17	16
Current year service cost	11	11	11
Interest expense	6	5	7
Remeasurements of the defined benefit obligations:
Past service cost
Remeasurements of defined benefit plans	(67)	(14)
Contributions paid	0
Benefits paid	(17)	(15)
Net exchange differences	15	16
Other	0
Transfer to disposal groups	(41)
Ending Balance	€ 184	€ 277	€ 275